Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.7%
Aptiv PLC *	11,853	705,253
Ford Motor Co.	201,636	2,022,409
General Motors Co.	51,395	2,417,107
Tesla, Inc. *	144,541	37,459,246
		42,604,015

Banks 3.5%
Bank of America Corp.	341,950	14,269,573
Citigroup, Inc.	96,945	6,882,126
Citizens Financial Group, Inc.	22,578	925,021
Fifth Third Bancorp	34,631	1,357,535
Huntington Bancshares, Inc.	75,288	1,130,073
JPMorgan Chase & Co.	144,436	35,430,151
KeyCorp	51,372	821,438
M&T Bank Corp.	8,556	1,529,385
PNC Financial Services Group, Inc.	20,440	3,592,739
Regions Financial Corp.	47,211	1,025,895
Truist Financial Corp.	67,935	2,795,525
U.S. Bancorp	80,766	3,409,940
Wells Fargo & Co.	169,863	12,194,465
		85,363,866

Capital Goods 5.7%
3M Co.	28,042	4,118,248
A.O. Smith Corp.	6,099	398,631
Allegion PLC	4,484	584,983
AMETEK, Inc.	11,946	2,056,384
Axon Enterprise, Inc. *	3,754	1,974,416
Boeing Co. *	38,741	6,607,278
Builders FirstSource, Inc. *	5,955	744,018
Carrier Global Corp.	41,651	2,640,673
Caterpillar, Inc.	24,678	8,138,804
Cummins, Inc.	7,101	2,225,737
Deere & Co.	13,080	6,139,098
Dover Corp.	7,107	1,248,558
Eaton Corp. PLC	20,417	5,549,953
Emerson Electric Co.	29,119	3,192,607
Fastenal Co.	29,581	2,294,007
Fortive Corp.	17,595	1,287,602
GE Vernova, Inc.	14,251	4,350,545
Generac Holdings, Inc. *	3,131	396,541
General Dynamics Corp.	13,097	3,569,980
General Electric Co.	55,433	11,094,915
Honeywell International, Inc.	33,606	7,116,071
Howmet Aerospace, Inc.	20,897	2,710,968
Hubbell, Inc.	2,790	923,239
Huntington Ingalls Industries, Inc.	2,032	414,609
IDEX Corp.	3,935	712,117
Illinois Tool Works, Inc.	13,796	3,421,546
Ingersoll Rand, Inc.	20,814	1,665,744
Johnson Controls International PLC	34,065	2,728,947
L3Harris Technologies, Inc.	9,726	2,035,749
Lennox International, Inc.	1,661	931,539
Lockheed Martin Corp.	10,818	4,832,509
Masco Corp.	10,949	761,394
SECURITY	NUMBER OF SHARES	VALUE ($)
Nordson Corp.	2,831	571,069
Northrop Grumman Corp.	7,025	3,596,870
Otis Worldwide Corp.	20,480	2,113,536
PACCAR, Inc.	27,097	2,638,435
Parker-Hannifin Corp.	6,662	4,049,497
Pentair PLC	8,474	741,306
Quanta Services, Inc.	7,618	1,936,343
Rockwell Automation, Inc.	5,857	1,513,332
RTX Corp.	68,814	9,115,102
Snap-on, Inc.	2,714	914,645
Stanley Black & Decker, Inc.	8,020	616,578
Textron, Inc.	9,533	688,759
Trane Technologies PLC	11,585	3,903,218
TransDigm Group, Inc.	2,896	4,006,008
United Rentals, Inc.	3,372	2,113,232
Westinghouse Air Brake Technologies Corp.	8,796	1,595,155
WW Grainger, Inc.	2,292	2,264,106
Xylem, Inc.	12,526	1,496,356
		140,740,957

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	21,013	6,420,102
Broadridge Financial Solutions, Inc.	6,036	1,463,489
Cintas Corp.	17,748	3,647,746
Copart, Inc. *	45,218	2,558,887
Dayforce, Inc. *	8,144	475,040
Equifax, Inc.	6,438	1,568,039
Jacobs Solutions, Inc.	6,391	772,608
Leidos Holdings, Inc.	6,775	914,218
Paychex, Inc.	16,546	2,552,717
Paycom Software, Inc.	2,432	531,343
Republic Services, Inc.	10,464	2,533,962
Rollins, Inc.	14,608	789,270
Veralto Corp.	12,758	1,243,267
Verisk Analytics, Inc.	7,308	2,175,007
Waste Management, Inc.	18,862	4,366,742
		32,012,437

Consumer Discretionary Distribution & Retail 5.8%
Amazon.com, Inc. *	487,204	92,695,433
AutoZone, Inc. *	867	3,305,680
Best Buy Co., Inc.	10,120	744,933
CarMax, Inc. *	8,012	624,295
eBay, Inc.	24,792	1,679,162
Genuine Parts Co.	7,226	860,906
Home Depot, Inc.	51,306	18,803,136
LKQ Corp.	13,366	568,590
Lowe's Cos., Inc.	29,164	6,801,920
O'Reilly Automotive, Inc. *	2,968	4,251,897
Pool Corp.	1,984	631,606
Ross Stores, Inc.	17,039	2,177,414
TJX Cos., Inc.	58,041	7,069,394
Tractor Supply Co.	27,596	1,520,540
Ulta Beauty, Inc. *	2,395	877,863
Williams-Sonoma, Inc.	6,356	1,004,884
		143,617,653

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	7,814	873,683
DR Horton, Inc.	14,643	1,861,565
Garmin Ltd.	7,939	1,723,795
Hasbro, Inc.	6,724	413,459
Lennar Corp., Class A	12,054	1,383,558
Lululemon Athletica, Inc. *	5,788	1,638,351
Mohawk Industries, Inc. *	2,746	313,538
NIKE, Inc., Class B	61,020	3,873,550
NVR, Inc. *	154	1,115,636
PulteGroup, Inc.	10,443	1,073,540
Ralph Lauren Corp.	2,082	459,581
Tapestry, Inc.	10,689	752,613
		15,482,869

Consumer Services 2.1%
Airbnb, Inc., Class A *	22,396	2,675,426
Booking Holdings, Inc.	1,710	7,877,816
Caesars Entertainment, Inc. *	10,942	273,550
Carnival Corp. *	54,376	1,061,963
Chipotle Mexican Grill, Inc. *	70,013	3,515,353
Darden Restaurants, Inc.	6,066	1,260,272
Domino's Pizza, Inc.	1,788	821,497
DoorDash, Inc., Class A *	17,514	3,201,034
Expedia Group, Inc.	6,355	1,068,276
Hilton Worldwide Holdings, Inc.	12,432	2,828,902
Las Vegas Sands Corp.	17,753	685,798
Marriott International, Inc., Class A	11,825	2,816,715
McDonald's Corp.	37,008	11,560,189
MGM Resorts International *	11,486	340,445
Norwegian Cruise Line Holdings Ltd. *	22,717	430,714
Royal Caribbean Cruises Ltd.	12,805	2,630,659
Starbucks Corp.	58,683	5,756,216
Wynn Resorts Ltd.	4,616	385,436
Yum! Brands, Inc.	14,415	2,268,344
		51,458,605

Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	22,929	21,685,790
Dollar General Corp.	11,355	998,445
Dollar Tree, Inc. *	10,350	776,974
Kroger Co.	34,441	2,331,311
Sysco Corp.	25,269	1,896,186
Target Corp.	23,663	2,469,471
Walgreens Boots Alliance, Inc.	36,536	408,107
Walmart, Inc.	224,076	19,671,632
		50,237,916

Energy 3.7%
APA Corp.	19,047	400,368
Baker Hughes Co.	51,233	2,251,690
Chevron Corp.	86,329	14,441,979
ConocoPhillips	65,921	6,923,024
Coterra Energy, Inc.	37,958	1,096,986
Devon Energy Corp.	34,080	1,274,592
Diamondback Energy, Inc.	9,682	1,547,958
EOG Resources, Inc.	29,018	3,721,268
EQT Corp.	30,859	1,648,796
Expand Energy Corp.	10,866	1,209,603
Exxon Mobil Corp.	224,857	26,742,243
Halliburton Co.	45,010	1,141,904
Hess Corp.	14,272	2,279,667
Kinder Morgan, Inc.	99,892	2,849,919
Marathon Petroleum Corp.	16,332	2,379,409
Occidental Petroleum Corp.	35,001	1,727,649
SECURITY	NUMBER OF SHARES	VALUE ($)
ONEOK, Inc.	31,995	3,174,544
Phillips 66	21,381	2,640,126
Schlumberger NV	72,435	3,027,783
Targa Resources Corp.	11,261	2,257,493
Texas Pacific Land Corp.	974	1,290,540
Valero Energy Corp.	16,390	2,164,627
Williams Cos., Inc.	63,071	3,769,123
		89,961,291

Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.	7,903	731,106
American Tower Corp.	24,134	5,251,558
AvalonBay Communities, Inc.	7,332	1,573,594
BXP, Inc.	7,541	506,680
Camden Property Trust	5,562	680,233
Crown Castle, Inc.	22,457	2,340,693
Digital Realty Trust, Inc.	16,350	2,342,791
Equinix, Inc.	5,029	4,100,395
Equity Residential	17,640	1,262,671
Essex Property Trust, Inc.	3,315	1,016,279
Extra Space Storage, Inc.	10,929	1,622,847
Federal Realty Investment Trust	3,983	389,617
Healthpeak Properties, Inc.	35,965	727,212
Host Hotels & Resorts, Inc.	36,165	513,905
Invitation Homes, Inc.	29,349	1,022,813
Iron Mountain, Inc.	15,140	1,302,646
Kimco Realty Corp.	34,992	743,230
Mid-America Apartment Communities, Inc.	6,054	1,014,529
Prologis, Inc.	47,840	5,348,034
Public Storage	8,140	2,436,221
Realty Income Corp.	45,308	2,628,317
Regency Centers Corp.	8,389	618,773
SBA Communications Corp.	5,569	1,225,236
Simon Property Group, Inc.	15,848	2,632,036
UDR, Inc.	15,544	702,122
Ventas, Inc.	22,585	1,552,945
VICI Properties, Inc.	54,482	1,777,203
Welltower, Inc.	31,466	4,820,906
Weyerhaeuser Co.	37,582	1,100,401
		51,984,993

Financial Services 8.8%
American Express Co.	28,669	7,713,394
Ameriprise Financial, Inc.	4,967	2,404,574
Apollo Global Management, Inc.	23,087	3,161,534
Bank of New York Mellon Corp.	37,035	3,106,125
Berkshire Hathaway, Inc., Class B *	94,683	50,426,272
Blackrock, Inc.	7,524	7,121,316
Blackstone, Inc.	37,806	5,284,523
Capital One Financial Corp.	19,734	3,538,306
Cboe Global Markets, Inc.	5,417	1,225,813
Charles Schwab Corp. (a)	87,461	6,846,447
CME Group, Inc.	18,611	4,937,312
Corpay, Inc. *	3,598	1,254,695
Discover Financial Services	12,957	2,211,760
FactSet Research Systems, Inc.	1,973	897,005
Fidelity National Information Services, Inc.	27,377	2,044,514
Fiserv, Inc. *	29,397	6,491,740
Franklin Resources, Inc.	16,156	311,003
Global Payments, Inc.	12,809	1,254,257
Goldman Sachs Group, Inc.	16,114	8,802,917
Intercontinental Exchange, Inc.	29,709	5,124,803
Invesco Ltd.	23,049	349,653
Jack Henry & Associates, Inc.	3,759	686,393
KKR & Co., Inc.	34,871	4,031,436

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MarketAxess Holdings, Inc.	1,951	422,099
Mastercard, Inc., Class A	42,064	23,056,120
Moody's Corp.	7,997	3,724,123
Morgan Stanley	63,904	7,455,680
MSCI, Inc.	4,012	2,268,786
Nasdaq, Inc.	21,356	1,620,066
Northern Trust Corp.	10,117	998,042
PayPal Holdings, Inc. *	51,103	3,334,471
Raymond James Financial, Inc.	9,526	1,323,257
S&P Global, Inc.	16,269	8,266,279
State Street Corp.	14,880	1,332,206
Synchrony Financial	20,163	1,067,429
T. Rowe Price Group, Inc.	11,500	1,056,505
Visa, Inc., Class A	89,014	31,195,846
		216,346,701

Food, Beverage & Tobacco 2.7%
Altria Group, Inc.	87,533	5,253,731
Archer-Daniels-Midland Co.	24,740	1,187,767
Brown-Forman Corp., Class B	9,438	320,326
Bunge Global SA	6,900	527,298
Campbell's Co.	10,159	405,547
Coca-Cola Co.	199,999	14,323,928
Conagra Brands, Inc.	24,452	652,135
Constellation Brands, Inc., Class A	8,024	1,472,564
General Mills, Inc.	28,508	1,704,493
Hershey Co.	7,624	1,303,933
Hormel Foods Corp.	15,005	464,255
J.M. Smucker Co.	5,447	644,979
Kellanova	13,944	1,150,241
Keurig Dr. Pepper, Inc.	61,543	2,106,001
Kraft Heinz Co.	45,108	1,372,636
Lamb Weston Holdings, Inc.	7,440	396,552
McCormick & Co., Inc. - Non Voting Shares	12,985	1,068,795
Molson Coors Beverage Co., Class B	8,832	537,604
Mondelez International, Inc., Class A	66,830	4,534,416
Monster Beverage Corp. *	36,255	2,121,643
PepsiCo, Inc.	70,836	10,621,150
Philip Morris International, Inc.	80,304	12,746,654
Tyson Foods, Inc., Class A	14,828	946,175
		65,862,823

Health Care Equipment & Services 4.8%
Abbott Laboratories	89,574	11,881,991
Align Technology, Inc. *	3,635	577,456
Baxter International, Inc.	26,308	900,523
Becton Dickinson & Co.	14,843	3,399,938
Boston Scientific Corp. *	76,179	7,684,937
Cardinal Health, Inc.	12,484	1,719,921
Cencora, Inc.	8,918	2,480,007
Centene Corp. *	25,618	1,555,269
Cigna Group	14,142	4,652,718
Cooper Cos., Inc. *	10,361	873,950
CVS Health Corp.	65,149	4,413,845
DaVita, Inc. *	2,304	352,443
Dexcom, Inc. *	20,232	1,381,643
Edwards Lifesciences Corp. *	30,381	2,202,015
Elevance Health, Inc.	11,978	5,209,951
GE HealthCare Technologies, Inc.	23,642	1,908,146
HCA Healthcare, Inc.	9,236	3,191,500
Henry Schein, Inc. *	6,454	442,034
Hologic, Inc. *	11,644	719,250
Humana, Inc.	6,213	1,643,960
IDEXX Laboratories, Inc. *	4,217	1,770,929
Insulet Corp. *	3,620	950,648
Intuitive Surgical, Inc. *	18,414	9,119,902
SECURITY	NUMBER OF SHARES	VALUE ($)
Labcorp Holdings, Inc.	4,294	999,386
McKesson Corp.	6,473	4,356,264
Medtronic PLC	66,262	5,954,303
Molina Healthcare, Inc. *	2,867	944,361
Quest Diagnostics, Inc.	5,756	973,915
ResMed, Inc.	7,588	1,698,574
Solventum Corp. *	7,086	538,819
STERIS PLC	5,098	1,155,462
Stryker Corp.	17,730	6,599,992
UnitedHealth Group, Inc.	47,534	24,895,932
Universal Health Services, Inc., Class B	3,040	571,216
Zimmer Biomet Holdings, Inc.	10,281	1,163,604
		118,884,804

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	12,665	1,394,290
Clorox Co.	6,420	945,345
Colgate-Palmolive Co.	41,940	3,929,778
Estee Lauder Cos., Inc., Class A	12,095	798,270
Kenvue, Inc.	99,046	2,375,123
Kimberly-Clark Corp.	17,146	2,438,504
Procter & Gamble Co.	121,132	20,643,315
		32,524,625

Insurance 2.4%
Aflac, Inc.	25,561	2,842,128
Allstate Corp.	13,700	2,836,859
American International Group, Inc.	30,664	2,665,928
Aon PLC, Class A	11,165	4,455,840
Arch Capital Group Ltd.	19,336	1,859,736
Arthur J Gallagher & Co.	13,136	4,535,073
Assurant, Inc.	2,651	556,047
Brown & Brown, Inc.	12,248	1,523,651
Chubb Ltd.	19,247	5,812,402
Cincinnati Financial Corp.	8,074	1,192,691
Erie Indemnity Co., Class A	1,285	538,479
Everest Group Ltd.	2,225	808,409
Globe Life, Inc.	4,351	573,114
Hartford Insurance Group, Inc.	14,839	1,836,029
Loews Corp.	9,138	839,874
Marsh & McLennan Cos., Inc.	25,373	6,191,773
MetLife, Inc.	29,889	2,399,788
Principal Financial Group, Inc.	10,895	919,211
Progressive Corp.	30,255	8,562,468
Prudential Financial, Inc.	18,279	2,041,399
Travelers Cos., Inc.	11,698	3,093,653
W.R. Berkley Corp.	15,568	1,107,819
Willis Towers Watson PLC	5,155	1,742,132
		58,934,503

Materials 2.0%
Air Products & Chemicals, Inc.	11,502	3,392,170
Albemarle Corp.	6,066	436,873
Amcor PLC	75,133	728,790
Avery Dennison Corp.	4,181	744,093
Ball Corp.	15,416	802,711
CF Industries Holdings, Inc.	8,980	701,787
Corteva, Inc.	35,374	2,226,086
Dow, Inc.	36,194	1,263,894
DuPont de Nemours, Inc.	21,549	1,609,279
Eastman Chemical Co.	5,900	519,849
Ecolab, Inc.	13,042	3,306,408
Freeport-McMoRan, Inc.	74,280	2,812,241
International Flavors & Fragrances, Inc.	13,224	1,026,315
International Paper Co.	27,188	1,450,480
Linde PLC	24,591	11,450,553

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LyondellBasell Industries NV, Class A	13,480	948,992
Martin Marietta Materials, Inc.	3,153	1,507,544
Mosaic Co.	16,644	449,554
Newmont Corp.	58,935	2,845,382
Nucor Corp.	12,149	1,462,011
Packaging Corp. of America	4,622	915,248
PPG Industries, Inc.	11,939	1,305,530
Sherwin-Williams Co.	11,959	4,175,963
Smurfit WestRock PLC	25,566	1,152,004
Steel Dynamics, Inc.	7,285	911,208
Vulcan Materials Co.	6,813	1,589,473
		49,734,438

Media & Entertainment 8.1%
Alphabet, Inc., Class A	301,292	46,591,795
Alphabet, Inc., Class C	244,192	38,150,116
Charter Communications, Inc., Class A *	4,971	1,831,963
Comcast Corp., Class A	194,852	7,190,039
Electronic Arts, Inc.	12,244	1,769,503
Fox Corp., Class A	17,685	1,000,971
Interpublic Group of Cos., Inc.	19,410	527,176
Live Nation Entertainment, Inc. *	8,073	1,054,172
Match Group, Inc.	12,856	401,107
Meta Platforms, Inc., Class A	113,120	65,197,843
Netflix, Inc. *	22,100	20,608,913
News Corp., Class A	26,320	716,430
Omnicom Group, Inc.	10,105	837,806
Paramount Global, Class B	31,045	371,298
Take-Two Interactive Software, Inc. *	8,482	1,757,895
TKO Group Holdings, Inc.	3,436	525,055
Walt Disney Co.	93,382	9,216,803
Warner Bros Discovery, Inc. *	115,545	1,239,798
		198,988,683

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
AbbVie, Inc.	91,185	19,105,081
Agilent Technologies, Inc.	14,733	1,723,466
Amgen, Inc.	27,745	8,643,955
Biogen, Inc. *	7,522	1,029,310
Bio-Techne Corp.	8,165	478,714
Bristol-Myers Squibb Co.	104,797	6,391,569
Charles River Laboratories International, Inc. *	2,657	399,932
Danaher Corp.	33,065	6,778,325
Eli Lilly & Co.	40,699	33,613,711
Gilead Sciences, Inc.	64,410	7,217,140
Incyte Corp. *	8,264	500,385
IQVIA Holdings, Inc. *	8,642	1,523,585
Johnson & Johnson	124,364	20,624,526
Merck & Co., Inc.	130,653	11,727,413
Mettler-Toledo International, Inc. *	1,080	1,275,383
Moderna, Inc. *	17,427	494,055
Pfizer, Inc.	292,923	7,422,669
Regeneron Pharmaceuticals, Inc.	5,429	3,443,235
Revvity, Inc.	6,278	664,212
Thermo Fisher Scientific, Inc.	19,751	9,828,097
Vertex Pharmaceuticals, Inc. *	13,262	6,429,683
Viatris, Inc.	62,189	541,666
Waters Corp. *	3,080	1,135,196
West Pharmaceutical Services, Inc.	3,753	840,222
Zoetis, Inc.	23,138	3,809,672
		155,641,202

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	15,267	1,996,618
CoStar Group, Inc. *	21,754	1,723,570
		3,720,188

Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices, Inc. *	83,700	8,599,338
Analog Devices, Inc.	25,645	5,171,827
Applied Materials, Inc.	41,973	6,091,122
Broadcom, Inc.	242,109	40,536,310
Enphase Energy, Inc. *	6,968	432,364
First Solar, Inc. *	5,556	702,445
Intel Corp.	223,659	5,079,296
KLA Corp.	6,863	4,665,467
Lam Research Corp.	66,299	4,819,937
Microchip Technology, Inc.	27,912	1,351,220
Micron Technology, Inc.	57,547	5,000,259
Monolithic Power Systems, Inc.	2,470	1,432,551
NVIDIA Corp.	1,265,084	137,109,804
NXP Semiconductors NV	13,156	2,500,429
ON Semiconductor Corp. *	21,894	890,867
QUALCOMM, Inc.	57,122	8,774,510
Skyworks Solutions, Inc.	8,379	541,535
Teradyne, Inc.	8,398	693,675
Texas Instruments, Inc.	47,017	8,448,955
		242,841,911

Software & Services 10.9%
Accenture PLC, Class A	32,305	10,080,452
Adobe, Inc. *	22,483	8,622,905
Akamai Technologies, Inc. *	7,782	626,451
ANSYS, Inc. *	4,511	1,428,002
Autodesk, Inc. *	11,123	2,912,001
Cadence Design Systems, Inc. *	14,165	3,602,585
Cognizant Technology Solutions Corp., Class A	25,587	1,957,406
Crowdstrike Holdings, Inc., Class A *	12,720	4,484,818
EPAM Systems, Inc. *	2,937	495,883
Fair Isaac Corp. *	1,259	2,321,797
Fortinet, Inc. *	32,898	3,166,762
Gartner, Inc. *	3,977	1,669,306
Gen Digital, Inc.	28,135	746,703
GoDaddy, Inc., Class A *	7,266	1,308,897
International Business Machines Corp.	47,755	11,874,758
Intuit, Inc.	14,459	8,877,681
Microsoft Corp.	384,006	144,152,012
Oracle Corp.	83,786	11,714,121
Palantir Technologies, Inc., Class A *	105,871	8,935,512
Palo Alto Networks, Inc. *	34,192	5,834,523
PTC, Inc. *	6,238	966,578
Roper Technologies, Inc.	5,550	3,272,169
Salesforce, Inc.	49,425	13,263,693
ServiceNow, Inc. *	10,635	8,466,949
Synopsys, Inc. *	7,983	3,423,510
Tyler Technologies, Inc. *	2,215	1,287,779
VeriSign, Inc. *	4,198	1,065,746
Workday, Inc., Class A *	11,054	2,581,441
		269,140,440

Technology Hardware & Equipment 8.8%
Amphenol Corp., Class A	62,557	4,103,114
Apple, Inc.	775,995	172,371,769
Arista Networks, Inc. *	53,333	4,132,241
CDW Corp.	6,890	1,104,191
Cisco Systems, Inc.	205,690	12,693,130

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	39,720	1,818,382
Dell Technologies, Inc., Class C	16,116	1,468,973
F5, Inc. *	2,960	788,159
Hewlett Packard Enterprise Co.	67,899	1,047,682
HP, Inc.	48,459	1,341,830
Jabil, Inc.	5,660	770,156
Juniper Networks, Inc.	17,226	623,409
Keysight Technologies, Inc. *	8,940	1,338,944
Motorola Solutions, Inc.	8,647	3,785,743
NetApp, Inc.	10,500	922,320
Seagate Technology Holdings PLC	10,900	925,955
Super Micro Computer, Inc. *	25,979	889,521
TE Connectivity PLC	15,370	2,172,088
Teledyne Technologies, Inc. *	2,403	1,195,997
Trimble, Inc. *	12,667	831,588
Western Digital Corp. *	17,900	723,697
Zebra Technologies Corp., Class A *	2,655	750,197
		215,799,086

Telecommunication Services 1.1%
AT&T, Inc.	370,964	10,490,862
T-Mobile U.S., Inc.	24,771	6,606,673
Verizon Communications, Inc.	217,360	9,859,450
		26,956,985

Transportation 1.4%
CH Robinson Worldwide, Inc.	6,120	626,688
CSX Corp.	99,431	2,926,254
Delta Air Lines, Inc.	33,040	1,440,544
Expeditors International of Washington, Inc.	7,207	866,642
FedEx Corp.	11,443	2,789,575
JB Hunt Transport Services, Inc.	4,098	606,299
Norfolk Southern Corp.	11,719	2,775,645
Old Dominion Freight Line, Inc.	9,723	1,608,670
Southwest Airlines Co.	30,596	1,027,414
Uber Technologies, Inc. *	107,889	7,860,793
Union Pacific Corp.	31,202	7,371,161
United Airlines Holdings, Inc. *	16,949	1,170,328
United Parcel Service, Inc., Class B	37,760	4,153,222
		35,223,235

Utilities 2.5%
AES Corp.	36,497	453,293
Alliant Energy Corp.	13,334	858,043
Ameren Corp.	13,939	1,399,476
American Electric Power Co., Inc.	27,572	3,012,792
SECURITY	NUMBER OF SHARES	VALUE ($)
American Water Works Co., Inc.	10,066	1,484,936
Atmos Energy Corp.	8,240	1,273,739
CenterPoint Energy, Inc.	33,579	1,216,567
CMS Energy Corp.	15,464	1,161,501
Consolidated Edison, Inc.	17,924	1,982,215
Constellation Energy Corp.	16,134	3,253,098
Dominion Energy, Inc.	43,388	2,432,765
DTE Energy Co.	10,720	1,482,254
Duke Energy Corp.	40,074	4,887,826
Edison International	20,097	1,184,115
Entergy Corp.	22,191	1,897,109
Evergy, Inc.	11,928	822,436
Eversource Energy	18,918	1,174,997
Exelon Corp.	51,962	2,394,409
FirstEnergy Corp.	26,652	1,077,274
NextEra Energy, Inc.	106,290	7,534,898
NiSource, Inc.	24,167	968,855
NRG Energy, Inc.	10,503	1,002,616
PG&E Corp.	113,243	1,945,515
Pinnacle West Capital Corp.	5,927	564,547
PPL Corp.	38,112	1,376,224
Public Service Enterprise Group, Inc.	25,774	2,121,200
Sempra	32,711	2,334,257
Southern Co.	56,589	5,203,359
Vistra Corp.	17,565	2,062,834
WEC Energy Group, Inc.	16,409	1,788,253
Xcel Energy, Inc.	29,596	2,095,101
		62,446,504
Total Common Stocks (Cost $1,248,896,444)		2,456,510,730
Total Investments in Securities (Cost $1,248,896,444)		2,456,510,730

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/20/25	25	7,066,563	(115,657)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2025:
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/25	BALANCE OF SHARES HELD AT 3/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$5,678,861	$963,250	($76,619 )	($5,352 )	$286,307	$6,846,447	87,461	$23,598

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$2,456,510,730	$—	$—	$2,456,510,730
Liabilities
Futures Contracts [2]	(115,657)	—	—	(115,657)
Total	$2,456,395,073	$—	$—	$2,456,395,073

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited) (continued)

The levels associated with valuing the fund’s investments as of March 31, 2025, are disclosed in the fund’s Portfolio Holdings.
REG47715MAR25